EXPLANATORY NOTE

Attached for filing are exhibits containing, in interactive data format, risk/return summary information that mirrors the risk/return summary information in the prospectuses dated December 15, 2012, as amended January 25, 2013, for Class A, Class C, Institutional Class, Investor Class, Trust Class, and Class R3 of Neuberger Berman International Equity Fund (formerly known as Neuberger Berman International Institutional Fund), a series of Neuberger Berman Equity Funds, which were filed with the Securities and Exchange Commission on January 25, 2013 (0000898432-13-000097).